October 20, 2010

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

Grand Prix Investors Trust

Ladies and Gentlemen:

On behalf of Grand Prix Investors Trust (the “Registrant”), an Ohio business trust, we hereby file Pre-Effective Amendment No. 1 (the “Amendment”) to a registration statement under the Securities Act of 1933 on Form N-1A filed on July 14, 2010.  This Amendment is being filed to (i) respond to staff comments, (ii) add a statement of assets and liabilities, (iv) add opinions and consents and (v) provide updating information.

If you have any questions concerning this filing, please contact Mike Wible at (614) 469-3297.

Very truly yours,

/s/ Thompson Hine LLP

Thompson Hine LLP